UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 15, 2026      to      August 17, 2026

Commission File Number of Issuing entity:	001-32822
Central Index Key Number of Issuing entity:	0001353226

STRATS(SM) TRUST FOR PROCTER &
GAMBLE SECURITIES, SERIES 2006-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	001-31818
Central Index Key Number of depositor:	0001140396

Synthetic Fixed-Income Securities, Inc.

(Exact name of depositor and sponsor as specified in its charter)

Barbara Garafalo, (212) 214-6289

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

52-2316399

(I.R.S. Employer Identification No.)

301 S. College Street Charlotte, NC	28288
(Address of principal executive offices of issuing entity)	(Zip Code)

(212) 214-6289

(Telephone number, including area code)

No Change

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
STRATS Certificates, Series 2006-1	☒			New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. YES ☒  NO ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 17, 2026, a distribution in respect of the August 17, 2026 scheduled distribution date was made to holders of the STRATS Certificates, Series 2006-1. Attached as Exhibit 99.1 is the Trustee’s Distribution Statement for the August 17, 2026 scheduled distribution date, prepared by The Bank of New York Mellon (formerly known as The Bank of New York), as trustee.

The record date for the Distribution Date was August 16, 2026 and the Collection Period for the Distribution Date was the period from but excluding July 15, 2026 through and including August 17, 2026.

Item 1A. Asset-Level Information.

None.

Item 1B. Asset Representations Reviewer and Investor Communication.

None.

PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS.

None.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

None.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

None.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

The Procter & Gamble Company, the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the “Exchange Act”). For information on The Procter & Gamble Company please see its periodic and current reports filed with the Securities and Exchange Commission (the “Commission”) under its Commission number, 001-00434 and Central Index Key (CIK) number 0000080424. The Commission maintains a site on the World Wide Web at http://www.sec.gov at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or “EDGAR.” Periodic and current reports and other information required to be filed pursuant to the Exchange Act by The Procter & Gamble Company can be accessed on this site. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

ITEM 7 - CHANGE IN SPONSOR INTEREST IN THE SECURITIES.

None.

ITEM 8 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

None.

ITEM 9 - OTHER INFORMATION.

None.

ITEM 10 - EXHIBITS.

(a) Documents filed as part of this report.

Exhibit 99.1 Trustee’s Distribution Statement for the August 17, 2026 scheduled distribution date.

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 Trustee’s Distribution Statement for the August 17, 2026 scheduled distribution date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

STRATS(SM) TRUST FOR PROCTER & GAMBLE SECURITIES, SERIES 2006-1
(Issuing Entity)

Synthetic Fixed-Income Securities, Inc.
(Depositor)
Date: August 17, 2026

	By:	/s/ Barbara Garafalo
	Name:	Barbara Garafalo
	Title:	President

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Trustee’s Distribution Statement for the August 17, 2026 scheduled distribution date.